SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	1 Months Ended
May. 31, 2016 USD ($) $ / shares shares
Independent Director [Member]
Options issued	200,000
Option granted, purchase price | $ / shares	$ 0.60
Option granted, value | $	$ 67,376
Expiration period	10 years
New Employee [Member]
Options issued	5,000
Option granted, purchase price | $ / shares	$ 0.60
Option granted, value | $	$ 1,738
Expiration period	10 years
Vesting period	21 months
New Employee [Member] | Vesting on August 4, 2016 [Member]
Options vested	625
New Employee [Member] | Vesting in equal quarterly installments over the next 21 months [Member]
Options vested	625